Related Parties - Credit Facilities and Funding Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total net investment income	$ 9,576	$ 11,672	$ 10,516
Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	8,685	9,897	9,089
Related Parties | Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	(1)	(14)	(12)
Related Parties | Credit Facilities And Funding Arrangements
Related Party Transaction [Line Items]
Due from related parties	400	1,000
Related Parties | Credit Facilities And Funding Arrangements | Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	$ 14	$ 3	$ 7